AAM Transformers ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 7.5%
Alphabet, Inc. - Class A	2,520	$514,130
Bilibili, Inc. - ADR (a)	9,620	160,847
Kanzhun, Ltd. - ADR (a)	13,186	190,010
Meta Platforms, Inc. - Class A	706	486,561
Nintendo Company, Ltd. - ADR	21,750	355,613
Pinterest, Inc. - Class A (a)	11,631	383,358
Reddit, Inc. - Class A (a)	2,306	460,162
ROBLOX Corporation - Class A (a)	6,330	449,873
Sea, Ltd. - ADR (a)	2,841	346,005
Snap, Inc. - Class A (a)	30,136	340,236
Take-Two Interactive Software, Inc. (a)	1,978	366,939
		4,053,734

Consumer Discretionary - 8.9%
Airbnb, Inc. - Class A (a)	2,741	359,537
Amazon.com, Inc. (a)	1,940	461,099
BYD Company, Ltd. - ADR	4,856	340,308
Coupang, Inc. (a)	15,708	369,295
DoorDash, Inc. - Class A (a)	2,103	397,110
Global-e Online, Ltd. (a)	3,385	202,728
Li Auto, Inc. - ADR (a)	8,224	192,606
Meituan - ADR (a)	8,007	305,467
MercadoLibre, Inc. (a)	169	324,850
NIO, Inc. - ADR (a)	39,816	172,005
PDD Holdings, Inc. - ADR (a)	3,307	370,086
Polestar Automotive Holding UK PLC - Class A - ADR (a)	166,862	170,199
Rivian Automotive, Inc. - Class A (a)	12,028	151,072
Tesla, Inc. (a)	1,131	457,603
Trip.com Group, Ltd. - ADR (a)	4,782	335,553
XPeng, Inc. - ADR (a)	14,683	223,475
		4,832,993

Financials - 6.5%
Adyen NV - ADR (a)	20,999	337,454
Affirm Holdings, Inc. (a)	5,222	318,907
AvidXchange Holdings, Inc. (a)	13,531	143,429
Block, Inc. (a)	3,820	346,932
Corpay, Inc. (a)	1,026	390,383
Dlocal, Ltd. (a)	15,463	204,112
EVERTEC, Inc.	5,180	168,195
Flywire Corporation (a)	7,286	140,838
Mastercard, Inc. - Class A	834	463,229
Paymentus Holdings, Inc. - Class A (a)	4,519	144,427
Payoneer Global, Inc. (a)	14,284	151,410
Remitly Global, Inc. (a)	7,414	174,229
Shift4 Payments, Inc. - Class A (a)	1,508	180,734
Toast, Inc. - Class A (a)	9,674	395,860
		3,560,139

Industrials - 19.8%
ABB, Ltd. - ADR	5,599	305,146
Acuity Brands, Inc.	481	159,880
AeroVironment, Inc. (a)	957	172,404
Airbus SE - ADR	8,070	348,220
AMETEK, Inc.	1,960	361,738
Archer Aviation, Inc. - Class A (a)	18,892	178,529
Axon Enterprise, Inc. (a)	546	356,090
Bloom Energy Corporation - Class A (a)	5,776	136,198
Boeing Company (a)	2,861	505,024
Chart Industries, Inc. (a)	821	173,715
Eaton Corporation PLC	1,186	387,158
Embraer SA - ADR (a)	4,850	198,705
Emerson Electric Company	2,866	372,437
EnerSys	1,650	160,165
ExlService Holdings, Inc. (a)	3,356	168,673
Fluence Energy, Inc. (a)	9,245	120,277
Full Truck Alliance Company, Ltd. - Class A - ADR	17,058	192,073
GE Vernova, Inc.	1,083	403,829
Generac Holdings, Inc. (a)	873	130,365
General Electric Company	2,509	510,757
Grab Holdings, Ltd. - Class A (a)	35,678	163,405
HEICO Corporation	1,424	340,251
Howmet Aerospace, Inc.	3,172	401,512
Hubbell, Inc.	812	343,484
Kratos Defense & Security Solutions, Inc. (a)	5,589	186,505
Lyft, Inc. - Class A (a)	9,813	132,868
NEXTracker, Inc. - Class A (a)	4,310	217,310
nVent Electric PLC	2,387	155,370
Plug Power, Inc. (a)	65,728	122,254
RBC Bearings, Inc. (a)	467	162,866
Rheinmetall AG - ADR	1,330	207,613
Rocket Lab USA, Inc. (a)	6,338	184,119
Safran SA - ADR	5,900	363,558
Schneider Electric SE - ADR	6,207	313,267
Siemens Energy AG - ADR (a)	5,988	357,723
Spirit AeroSystems Holdings, Inc. - Class A (a)	4,856	165,153
Standex International Corporation	771	140,862
Sunrun, Inc. (a)	14,785	133,804
Symbotic, Inc. (a)	5,596	164,243
TransDigm Group, Inc.	294	397,882
Uber Technologies, Inc. (a)	6,666	445,622
Vestas Wind Systems AS - ADR (a)	38,902	176,226
Woodward, Inc.	870	161,167
		10,778,447

Information Technology - 55.4%(b)
Adobe, Inc. (a)	796	348,210
Advanced Micro Devices, Inc. (a)	3,178	368,489
Advantest Corporation - ADR	5,581	308,853
Agilysys, Inc. (a)	1,169	105,467
Alkami Technology, Inc. (a)	3,871	134,672
Ambarella, Inc. (a)	2,182	167,403
Amphenol Corporation - Class A	5,058	358,005
ANSYS, Inc. (a)	1,087	380,994
Appfolio, Inc. - Class A (a)	594	138,943
Apple, Inc.	1,813	427,868
Applied Digital Corporation (a)	14,660	104,379
AppLovin Corpoation - Class A (a)	1,097	405,440
Arista Networks, Inc. (a)	4,070	468,986
ARM Holdings PLC - ADR (a)	2,345	374,145
ASE Technology Holding Company, Ltd. - ADR	18,011	182,812
ASML Holding NV	465	343,779
Astera Labs, Inc. (a)	1,299	131,745
Atlassian Corporation - Class A (a)	1,186	363,841
Autodesk, Inc. (a)	1,219	379,523
AvePoint, Inc. (a)	8,282	155,536
Badger Meter, Inc.	697	149,095
BILL Holdings, Inc. (a)	1,605	155,316
Bitdeer Technologies Group (a)	8,735	161,772
Broadcom, Inc.	2,454	542,997
C3.ai, Inc. - Class A (a)	3,861	121,042
Cadence Design Systems, Inc. (a)	1,220	363,096
Camtek, Ltd.	2,523	238,524
Cellebrite DI, Ltd. (a)	8,597	206,672
Cipher Mining, Inc. (a)	22,002	126,071
Cleanspark, Inc. (a)	10,448	109,077
Clearwater Analytics Holdings, Inc. - Class A (a)	5,259	148,093
Cloudflare, Inc. - Class A (a)	3,322	459,765
Cognex Corporation	4,142	165,266
Coherent Corporation (a)	1,406	127,229
Confluent, Inc. - Class A (a)	4,647	137,923
Core Scientific, Inc. (a)	9,206	112,958
Credo Technology Group Holding, Ltd. (a)	2,107	147,532
Crowdstrike Holdings, Inc. - Class A (a)	1,026	408,420
CyberArk Software, Ltd. (a)	566	209,975
Datadog, Inc. - Class A (a)	2,226	317,672
Disco Corporation - ADR	11,867	342,007
Dynatrace, Inc. (a)	2,682	154,886
Elastic NV (a)	1,409	158,625
Fabrinet (a)	755	163,239
Fair Isaac Corporation (a)	158	296,022
First Solar, Inc. (a)	1,932	323,649
FormFactor, Inc. (a)	3,699	148,145
Fortinet, Inc. (a)	3,784	381,730
Freshworks, Inc. - Class A (a)	9,418	175,175
GDS Holdings, Ltd. - ADR (a)	8,854	192,220
Gitlab, Inc. - Class A (a)	2,328	169,385
Globant SA (a)	798	170,229
Guidewire Software, Inc. (a)	881	186,129
HashiCorp, Inc. - Class A (a)	4,630	158,346
HubSpot, Inc. (a)	506	394,442
Hut 8 Corporation (a)	5,176	112,267
Impinj, Inc. (a)	945	119,911
Infosys, Ltd. - ADR	14,451	317,199
Intapp, Inc. (a)	2,352	167,674
Intuit, Inc.	680	409,027
IREN, Ltd. (a)	11,926	121,884
Kingsoft Cloud Holdings, Ltd. - ADR (a)	19,844	249,439
KLA Corporation	578	426,703
Klaviyo, Inc. - Class A (a)	3,936	181,095
Kulicke & Soffa Industries, Inc.	3,806	168,796
Lam Research Corporation	5,751	466,119
Lasertec Corporation - ADR	8,703	179,891
Lumentum Holdings, Inc. (a)	1,685	143,326
MACOM Technology Solutions Holdings, Inc. (a)	1,124	148,649
MARA Holdings, Inc. (a)	5,922	108,609
Marvell Technology, Inc.	3,880	437,897
Micron Technology, Inc.	4,353	397,168
Microsoft Corporation	993	412,155
Monday.com, Ltd. (a)	618	157,874
MongoDB, Inc. (a)	1,093	298,739
Monolithic Power Systems, Inc.	636	405,367
nCino, Inc. (a)	4,182	142,230
Nova, Ltd. (a)	941	230,714
Nutanix, Inc. - Class A (a)	2,307	158,641
NVIDIA Corporation	3,093	371,377
Onestream, Inc. (a)	5,098	151,818
Onto Innovation, Inc. (a)	926	189,608
Oracle Corporation	2,297	390,628
OSI Systems, Inc. (a)	862	169,331
Palo Alto Networks, Inc. (a)	2,170	400,191
PAR Technology Corporation (a)	1,987	144,236
Power Integrations, Inc.	2,477	154,367
Procore Technologies, Inc. (a)	1,884	149,891
PTC, Inc. (a)	1,867	361,227
Rambus, Inc. (a)	2,659	163,848
Riot Platforms, Inc. (a)	12,079	143,499
Roper Technologies, Inc.	680	391,442
Rubrik, Inc. - Class A (a)	2,420	177,313
Salesforce, Inc.	1,216	415,507
Samsara, Inc. - Class A (a)	7,182	369,873
SAP SE - ADR	1,300	358,878
Seagate Technology Holdings PLC	3,810	367,132
SEMrush Holdings, Inc. - Class A (a)	11,071	193,078
Semtech Corporation (a)	2,365	158,360
SentinelOne, Inc. - Class A (a)	6,068	145,329
ServiceNow, Inc. (a)	392	399,205
Shopify, Inc. - Class A (a)	2,790	325,872
Silicon Laboratories, Inc. (a)	1,343	182,097
SiTime Corporation (a)	675	137,835
Snowflake, Inc. - Class A (a)	2,044	371,006
SoundHound AI, Inc. - Class A (a)	10,425	147,514
SPS Commerce, Inc. (a)	811	149,776
Synaptics, Inc. (a)	1,943	164,961
Synopsys, Inc. (a)	726	381,498
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	1,627	340,564
Teradyne, Inc.	1,320	152,843
Terawulf, Inc. (a)	19,264	91,889
Tokyo Electron, Ltd. - ADR	4,088	345,354
Tyler Technologies, Inc. (a)	602	362,187
Universal Display Corporation	990	148,421
Vertex, Inc. - Class A (a)	2,778	160,430
Workday, Inc. - Class A (a)	1,409	369,243
Workiva, Inc. (a)	1,521	149,393
Xiaomi Corporation - ADR (a)	17,400	438,480
Zeta Global Holdings Corporation - Class A (a)	5,974	109,623
Zscaler, Inc. (a)	1,770	358,584
		30,086,896

Utilities - 1.8%
AES Corporation	11,987	131,857
Ormat Technologies, Inc.	1,979	126,953
ReNew Energy Global PLC - Class A (a)	29,893	193,707
Talen Energy Corporation (a)	706	156,541
Vistra Corporation	2,347	394,366
		1,003,424
TOTAL COMMON STOCKS (Cost $44,898,954)		54,315,633

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%	Shares
Invesco Government & Agency Portfolio – Institutional Class, 4.32% (c)	37,255	37,255
TOTAL SHORT-TERM INVESTMENTS (Cost $37,255)		37,255

TOTAL INVESTMENTS - 100.0% (Cost $44,936,209)		54,352,888
Liabilities in Excess of Other Assets - (0.0)% (d)		(19,878)
TOTAL NET ASSETS - 100.0%		$54,333,010
two		–%
Percentages are stated as a percent of net assets. The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

AAM Transformers ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$54,315,633	$–	$–	$54,315,633
Money Market Funds	37,255	–	–	37,255
Total Investments	$54,352,888	$–	$–	$54,352,888

Refer to the Schedule of Investments for further disaggregation of investment categories.